Other Current Assets (Tables)	12 Months Ended
Aug. 31, 2018
Other Current Assets [Abstract]
Schedule of Other Current Assets

	2018	2017
	$	$
Prepaid expenses	103	99
Wireless handset receivables	183	56
	286	155